Note 16 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Interest Finance Costs [Text Block]
16.
Interest and Finance Costs:

The interest and finance costs in the accompanying consolidated statements of income are as follows:

	Years ended December 31,
	2017	2018	2019
Interest expense	$55,925	$61,415	$88,289
Interest capitalized	-	(808)	(2,459)
Swap effect	11,393	74	(1,885)
Amortization and write-off of financing costs	2,236	2,907	4,491
Bank charges and other financing costs	286	404	571
Total	$69,840	$63,992	$89,007